Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Cost of sales (exclusive of amortization of intangible assets)	108,297		107,463							328,334	311,709	418,138	345,270	338,719
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating expenses:
Selling, general and administrative	110,735		115,854							342,617	361,761	487,084	433,408	420,758
Research and development	7,938		6,477							21,695	19,721	26,850	21,892	23,540
Amortization of intangible assets	24,487		24,435							73,505	69,373	93,957	77,523	77,254
Impairment of goodwill and intangible assets												141,006		6,998
Operating Expenses	143,160		146,766							437,817	450,855	748,897	532,823	528,550
Operating (loss) income	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Other income (expense):
Interest expense	(46,411)		(42,764)							(134,899)	(126,320)	(169,332)	(155,181)	(157,032)
Interest income	46		77							151	240	345	310	1,033
Loss on modification and extinguishment of debt										(9,398)	(2,065)	(2,065)	(19,798)
Other income (expense), net	1,870		(6,004)							2,931	(1,551)	(2,814)	859	6,073
Nonoperating Income (Expense), Total	(44,495)		(48,691)							(141,215)	(129,696)	(173,866)	(173,810)	(149,926)
(Loss) income from continuing operations before income taxes	(21,966)		(39,802)							(68,456)	(101,645)	(266,131)	(85,930)	(71,069)
Income tax (provision) benefit	(569)		14,096							(3,044)	36,055	52,544	34,255	21,678
(Loss) income from continuing operations												(213,587)	(51,675)	(49,391)
Loss from discontinued operations, net														(319)
Net (loss) income	(22,535)	(147,997)	(25,706)	(18,960)	(20,924)	(11,372)	(7,531)	564	(33,336)	(71,500)	(65,590)	(213,587)	(51,675)	(49,710)
Net income attributable to noncontrolling interests	(27)		(58)							(614)	(668)	(882)	(857)	(723)
Net income (loss) attributable to DJO Finance LLC	(22,562)	(148,211)	(25,764)	(19,255)	(21,239)	(11,402)	(7,715)	243	(33,658)	(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
DJOFL
Other income (expense):
Interest expense	(46,386)		(42,756)							(134,829)	(126,173)	(169,117)	(154,823)	(156,228)
Interest income	4		3							14	10	14	9	7
Loss on modification and extinguishment of debt										(9,398)	(2,065)	(2,065)	(19,798)
Intercompany income (expense)											10,625	10,625	75,099	131,911
Equity in income (loss) of subsidiaries, net	23,821		16,989							72,099	51,345	(53,926)	46,981	(26,123)
Nonoperating Income (Expense), Total	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
(Loss) income from continuing operations before income taxes	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
(Loss) income from continuing operations														(50,433)
Net (loss) income	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
Net income (loss) attributable to DJO Finance LLC	(22,561)		(25,764)							(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
Guarantor
Net sales	241,368		222,120							726,719	654,999	893,036	830,186	804,912
Cost of sales (exclusive of amortization of intangible assets)	97,277		90,555							290,889	264,678	360,601	304,206	290,097
Gross profit	144,091		131,565							435,830	390,321	532,435	525,980	514,815
Operating expenses:
Selling, general and administrative	91,661		94,502							281,024	292,764	394,588	353,854	343,574
Research and development	6,735		5,546							18,346	16,496	23,050	18,062	20,712
Amortization of intangible assets	23,507		23,328							70,523	66,129	89,637	73,560	74,433
Impairment of goodwill and intangible assets												141,006		6,998
Operating Expenses	121,903		123,376							369,893	375,389	648,281	445,476	445,717
Operating (loss) income	22,188		8,189							65,937	14,932	(115,846)	80,504	69,098
Other income (expense):
Interest expense											(10)	(22)	(51)	(635)
Interest income	36		17							72	111	127	191	677
Other income (expense), net	625		(1,820)							2,493	396	986	2,567	4,817
Intercompany income (expense)	366		664							728	(8,134)	18,126	(34,980)	38,335
Nonoperating Income (Expense), Total	1,027		(1,139)							3,293	(7,637)	19,217	(32,273)	43,194
(Loss) income from continuing operations before income taxes	23,215		7,050							69,230	7,295	(96,629)	48,231	112,292
Income tax (provision) benefit	605		15,306							1,381	40,559	57,173	39,791	23,555
(Loss) income from continuing operations														135,847
Loss from discontinued operations, net														(319)
Net (loss) income	23,820		22,356							70,611	47,854	(39,456)	88,022	135,528
Net income (loss) attributable to DJO Finance LLC	23,820		22,356							70,611	47,854	(39,456)	88,022	135,528
Non-Guarantors
Net sales	60,905		60,319							195,903	194,502	263,908	276,295	268,644
Cost of sales (exclusive of amortization of intangible assets)	41,764		37,788							132,130	124,189	168,307	177,592	175,464
Gross profit	19,141		22,531							63,773	70,313	95,601	98,703	93,180
Operating expenses:
Selling, general and administrative	19,080		21,352							61,589	68,997	92,496	79,554	76,201
Research and development	1,203		931							3,349	3,225	3,800	3,830	2,828
Amortization of intangible assets	980		1,107							2,982	3,244	4,320	3,963	2,821
Operating Expenses	21,263		23,390							67,920	75,466	100,616	87,347	81,850
Operating (loss) income	(2,122)		(859)							(4,147)	(5,153)	(5,015)	11,356	11,330
Other income (expense):
Interest expense	(25)		(8)							(70)	(137)	(193)	(307)	(169)
Interest income	6		57							65	119	204	110	349
Other income (expense), net	1,245		(4,184)							438	(1,947)	(3,745)	(1,708)	1,256
Intercompany income (expense)	(407)		1,211							(661)	(468)	(18,381)	2,302	(2,778)
Nonoperating Income (Expense), Total	819		(2,924)							(228)	(2,433)	(22,115)	397	(1,342)
(Loss) income from continuing operations before income taxes	(1,303)		(3,783)							(4,375)	(7,586)	(27,130)	11,753	9,988
Income tax (provision) benefit	(1,174)		(875)							(4,425)	(4,650)	4,775	(5,536)	1,876
(Loss) income from continuing operations														11,864
Net (loss) income	(2,477)		(4,658)							(8,800)	(12,236)	(31,905)	6,217	11,864
Net income attributable to noncontrolling interests	(27)		(58)							(614)	(668)	(882)	(857)	(723)
Net income (loss) attributable to DJO Finance LLC	(2,504)		(4,716)							(9,414)	(12,904)	(32,787)	5,360	11,141
Eliminations
Net sales	(28,287)		(19,321)							(83,712)	(58,886)	(82,174)	(140,508)	(127,430)
Cost of sales (exclusive of amortization of intangible assets)	(30,744)		(20,880)							(94,685)	(77,158)	(110,770)	(136,528)	(126,842)
Gross profit	2,457		1,559							10,973	18,272	28,596	(3,980)	(588)
Operating expenses:
Selling, general and administrative	(6)									4				983
Operating Expenses	(6)									4				983
Operating (loss) income	2,463		1,559							10,969	18,272	28,596	(3,980)	(1,571)
Other income (expense):
Other income (expense), net												(55)
Intercompany income (expense)	41		(1,875)							(67)	(2,023)	(10,370)	(42,421)	(167,468)
Equity in income (loss) of subsidiaries, net	(23,821)		(16,989)							(72,099)	(51,345)	53,926	(46,981)	26,123
Nonoperating Income (Expense), Total	(23,780)		(18,864)							(72,116)	(53,368)	43,501	(89,402)	(141,345)
(Loss) income from continuing operations before income taxes	(21,317)		(17,305)							(61,197)	(35,096)	72,097	(93,382)	(142,916)
Income tax (provision) benefit			(335)								146	(146)		(3,753)
(Loss) income from continuing operations														(146,669)
Net (loss) income	(22,317)		(17,640)							(61,197)	(34,950)	72,243	(93,382)	(146,669)
Net income (loss) attributable to DJO Finance LLC	$ (21,317)		$ (17,640)							$ (61,197)	$ (34,950)	$ 72,243	$ (93,382)	$ (146,669)